Fixed Assets - Summary of fixed assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets
Fixed Assets, gross	$ 13,075		$ 4,335
Less accumulated. Depreciation	(1,296)		(678)
Fixed Assets, net	11,779		3,657
Depreciation expense	618	$ 47	678	$ 0
IDoc Virtual Telehealth Solutions, Inc.
Fixed Assets
Fixed Assets, gross	131,216		131,216	42,482
Less accumulated. Depreciation	(20,920)		(17,172)	(3,776)
Fixed Assets, net	110,296		114,044	38,706
Depreciation expense	3,748	$ 3,074	13,396	3,776
Office equipment
Fixed Assets
Fixed Assets, gross	5,932		3,335
Office equipment | IDoc Virtual Telehealth Solutions, Inc.
Fixed Assets
Fixed Assets, gross	28,506		28,506	28,506
Medical equipment
Fixed Assets
Fixed Assets, gross	7,143		1,000
Medical equipment | IDoc Virtual Telehealth Solutions, Inc.
Fixed Assets
Fixed Assets, gross	89,246		89,246	$ 13,976
Furniture | IDoc Virtual Telehealth Solutions, Inc.
Fixed Assets
Fixed Assets, gross	6,153		6,153
Leasehold improvements | IDoc Virtual Telehealth Solutions, Inc.
Fixed Assets
Fixed Assets, gross	$ 7,311		$ 7,311